SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Employer Identification Number	35-1559596
Three Digit Plan Number	004
Total Assets	$ 127,190,507
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 95,671,251
Investment, Identifier [Axis]: Common Stock | Lakeland Financial Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	552,388
Total Investments	$ 31,519,256
Investment, Identifier [Axis]: Mutual Funds | Artisan Partners | Artisan Mid Cap Fund Investor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	112,736
Total Investments	$ 3,689,860
Investment, Identifier [Axis]: Mutual Funds | Baird Services | Baird Core Plus Bond Fund Class Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	10,177
Total Investments	$ 104,310
Investment, Identifier [Axis]: Mutual Funds | Baird Services | Baird Short-Term Bond Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	97,019
Total Investments	$ 928,477
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	63,890
Total Investments	$ 15,187,847
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Cash Reserves Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	3,835
Total Investments	$ 3,835
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Contrafund - Class K
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	516,686
Total Investments	$ 12,612,307
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Diversified International K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	124,895
Total Investments	$ 2,213,140
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Emerging Markets Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	59,513
Total Investments	$ 814,143
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2010 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	2,399
Total Investments	$ 35,165
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2015 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	39,487
Total Investments	$ 474,639
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2020 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	64,877
Total Investments	$ 988,074
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2025 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	238,420
Total Investments	$ 3,526,228
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2030 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	320,091
Total Investments	$ 6,216,160
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2035 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	311,974
Total Investments	$ 5,503,221
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2040 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	494,609
Total Investments	$ 6,583,244
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2045 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	276,830
Total Investments	$ 4,384,993
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2050 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	388,784
Total Investments	$ 6,271,080
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2055 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	202,233
Total Investments	$ 3,789,841
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2060 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	160,896
Total Investments	$ 2,773,839
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2065 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	134,905
Total Investments	$ 2,128,804
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom 2070 Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	13,443
Total Investments	$ 165,885
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Freedom Retirement Fund Class K6
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	38,387
Total Investments	$ 408,987
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	3,757,380
Total Investments	$ 3,757,380
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	6,260
Total Investments	$ 380,628
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	26,455
Total Investments	$ 976,999
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	23,240
Total Investments	$ 718,827
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	298,571
Total Investments	$ 3,152,905
Investment, Identifier [Axis]: Mutual Funds | Massachusetts Financial Services | MFS New Discovery Value Fund Class R4
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	101,364
Total Investments	$ 1,707,984
Investment, Identifier [Axis]: Mutual Funds | Massachusetts Financial Services | MFS Value Fund Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	47,569
Total Investments	$ 2,362,274
Investment, Identifier [Axis]: Mutual Funds | Pacific Investment Management | PIMCO All Asset Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	9,621
Total Investments	$ 109,867
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price | T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund Advisor Class
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	34,860
Total Investments	$ 1,520,586
Investment, Identifier [Axis]: Mutual Funds | Victory Sycamore | Victory Sycamore Established Value Fund Class Y
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, number of shares (in shares) | shares	48,417
Total Investments	$ 2,179,722